Deposits - Schedule of Maturities of Certificates of Deposit (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Banking and Thrift [Abstract]
2016	$ 1,380,655
2017	423,866
2018	112,915
2019	64,170
2020	81,418
2021 and thereafter	61,599
Total time deposits	$ 2,124,623	$ 2,116,237